Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Alger Capital Appreciation Institutional Fund (Supplement): | Alger Capital Appreciation Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Institutional Fund
Supplement Text	ck0000911415_SupplementTextBlock	THE ALGER INSTITUTIONAL FUNDS Alger Capital Appreciation Institutional Fund Class I and R Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The following is added to page 3, as the second sentence under the heading "Performance":
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALARX
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACARX